INCOME TAXES - Others (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Tax contingencies/settlements	$ 7	$ 149	$ (8)
Prior period taxes	(7)	(18)	96
Others	55	3	(14)
Total	$ 55	$ 134	$ 74